EQUITY BASED COMPENSATION - Summary of Selling General and Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	$ 254,028	$ 209,380	$ 530,929
Two Thousand And Twenty One Incentive Award Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	200,278	180,757	253,543
Pre-IPO equity awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	2,783	17,250	274,379
TKO Two Thousand And Twenty Three Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	6,724	0	0
WWE Replacement Awards [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	31,747	0	0
Other Various Subsidiaries Awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	$ 12,496	$ 11,373	$ 3,007